EMPLOYEE BENEFIT PLANS PART 4 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 38	$ 35	$ 34
Savings Plan, Market Value Of Employer Stock Held By Plan	1,400	1,300
ESOP debt paid down in 2012 and 2011			10
Shares of common stock released from ESOP Trust in 2012 and 2011			153,625
San Diego Gas and Electric Company [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	15	14	16
Southern California Gas Company [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 18	$ 17	$ 15